Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%
Valuation allowance for deferred tax assets	$ 20,337	$ 17,184	$ 23,145
Net change in the total valuation allowance	3,100	(5,900)
Deferred tax expense/(benefit) resulted from valuation allowance release		3,200
Unrecognized tax benefit, potentially expire in 2016	4,900
Increase related to acquired tax positions	0	778	14,552
Total unrecognized tax benefits net of potential benefits	26,620	28,166	23,201
Interest and penalties recognized as an expense	100	900	$ 200
Total accrued interest and penalties	$ 3,300	3,300
Tax Jurisdiction Description	In the United States tax periods open to audit include the years ended December 31, 2013, December 31, 2014, December 31, 2015 and December 31, 2016. In Ireland, tax periods open to audit include the years ended December 31, 2012, December 31, 2013, December 31, 2014, December 31, 2015 and December 31, 2016. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Provision for income taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	$ 1,200	(4,100)
Goodwill
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	2,400
Other Comprehensive Income
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net change in the total valuation allowance	(500)	(1,800)
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland subsidiaries additional tax credit carryforward for income tax	3,300	2,900
Other non-U.S subsidiaries operating loss carryforwards for income tax	70,100	68,600
Other non-U.S subsidiaries tax credit carryforwards for income tax	3,900	$ 3,000
Additional operating loss carryforward	$ 3,500
Expiration period	Expire between 2017 and 2023.
Ireland
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Irish statutory rate	12.50%
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Expiration period	Expire between 2017 and 2036
U.S. Federal net operating loss carry forwards currently available for offset	$ 22,800
Limitation description	Due to changes of ownership in 2000, 2010 and 2014, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.
Alternative minimum tax credit carry forwards	$ 400
Business credit carry forwards that are available to offset	300
United States | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	50,587
U.S. federal net operating loss carry forwards	28,600
United States | Additional Paid-in Capital | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	16,100
United States | 2016 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	2,900
United States | 2017 - 2019 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	12,800
United States | 2020 - 2022 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	7,700
United States | 2023 - 2026 | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
U.S. federal net operating loss carry forwards	5,200
United States | State
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	50,168
United States | State | Additional Paid-in Capital
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carryforward	$ 30,900